Note 3 - Property and Equipment, Net (Tables)	6 Months Ended
Jun. 30, 2017
Notes Tables
Property, Plant and Equipment [Table Text Block]
	December 31, 2016	June 30, 2017
	(Audited)	(Unaudited)

Office equipment	17	23
Laboratory equipment	49	62
Furniture	2	2
Motor vehicles	23	24
Leasehold improvements	13	13

	104	124
Less: accumulated depreciation	(24)	(37)

Property and equipment, net	80	87